UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (95.60%)
CONSUMER DISCRETIONARY – (16.62%)
Automobiles & Components – (2.49%)
Adient PLC	74,443	$4,448,714
Aptiv PLC	17,250	1,465,732
		5,914,446
Consumer Durables & Apparel – (0.55%)
Hunter Douglas N.V. (Netherlands)	16,389	1,305,961
Consumer Services – (1.66%)
New Oriental Education & Technology Group, Inc., ADR (China)	44,890	3,934,609
Media – (3.46%)
GCI Liberty, Inc., Class A *	9,709	513,218
Liberty Global PLC, Series C *	97,020	2,952,319
Liberty Latin America Ltd., Class C *	20,595	393,158
Naspers Ltd. - N (South Africa)	17,760	4,346,101
		8,204,796
Retailing – (8.46%)
Amazon.com, Inc. *	11,356	16,435,993
Booking Holdings Inc. *	1,205	2,506,870
Liberty Expedia Holdings, Inc., Series A *	6,473	254,259
Liberty Interactive Corp., QVC Group, Series A *	31,664	796,983
Liberty TripAdvisor Holdings Inc., Series A *	8,978	96,514
		20,090,619
	Total Consumer Discretionary	39,450,431
ENERGY – (7.79%)
Apache Corp.	244,020	9,389,889
Cabot Oil & Gas Corp.	46,200	1,107,876
Encana Corp. (Canada)	502,340	5,525,740
Occidental Petroleum Corp.	38,250	2,484,720
	Total Energy	18,508,225
FINANCIALS – (31.62%)
Banks – (10.75%)
JPMorgan Chase & Co.	115,908	12,746,403
Wells Fargo & Co.	243,814	12,778,291
		25,524,694
Diversified Financials – (18.55%)
Capital Markets – (4.53%)
Bank of New York Mellon Corp.	208,860	10,762,556
Consumer Finance – (8.10%)
American Express Co.	81,639	7,615,286
Capital One Financial Corp.	121,210	11,614,342
		19,229,628
Diversified Financial Services – (5.92%)
Berkshire Hathaway Inc., Class A *	47	14,057,700
		44,049,884
Insurance – (2.32%)
Multi-line Insurance – (1.04%)
Loews Corp.	49,480	2,460,640
Property & Casualty Insurance – (1.28%)
Chubb Ltd.	12,020	1,643,976

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	1,200	$1,404,300
		3,048,276
		5,508,916
	Total Financials	75,083,494
HEALTH CARE – (3.42%)
Health Care Equipment & Services – (3.42%)
Aetna Inc.	48,010	8,113,690
	Total Health Care	8,113,690
INDUSTRIALS – (13.38%)
Capital Goods – (11.55%)
Ferguson PLC (United Kingdom)	68,874	5,180,005
Johnson Controls International PLC	225,569	7,949,052
Orascom Construction Ltd. (United Arab Emirates)*	14,625	128,120
Safran S.A. (France)	49,460	5,249,172
United Technologies Corp.	70,950	8,926,929
		27,433,278
Transportation – (1.83%)
FedEx Corp.	18,080	4,341,189
	Total Industrials	31,774,467
INFORMATION TECHNOLOGY – (18.44%)
Semiconductors & Semiconductor Equipment – (2.58%)
Texas Instruments Inc.	59,030	6,132,627
Software & Services – (15.86%)
Alibaba Group Holding Ltd., ADR (China)*	32,930	6,043,972
Alphabet Inc., Class A *	7,530	7,809,664
Alphabet Inc., Class C *	11,493	11,858,362
CommerceHub, Inc., Series A *	1,618	36,405
CommerceHub, Inc., Series C *	3,236	72,778
Facebook, Inc., Class A *	40,480	6,468,299
Fang Holdings Ltd., Class A, ADR (China)*	107,690	553,527
Microsoft Corp.	33,910	3,094,966
Oracle Corp.	37,200	1,701,900
		37,639,873
	Total Information Technology	43,772,500
MATERIALS – (4.33%)
Axalta Coating Systems Ltd. *	100,720	3,040,737
LafargeHolcim Ltd. (Switzerland)	120,328	6,565,881
OCI N.V. (Netherlands)*	29,250	676,804
	Total Materials	10,283,422
TOTAL COMMON STOCK – (Identified cost $134,606,896)		226,986,229

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (2.70%)
CONSUMER DISCRETIONARY – (2.70%)
Retailing – (2.70%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	$6,421,475
		TOTAL PREFERRED STOCK – (Identified cost $3,959,579)	6,421,475
SHORT-TERM INVESTMENTS – (1.71%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $1,044,186 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $1,064,880)	$1,044,000	1,044,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $294,059 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $299,880)	294,000	294,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $1,462,296 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 07/01/27-03/01/48, total market value $1,491,240)	1,462,000	1,462,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $1,253,249 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.221%-5.00%, 07/01/25-04/01/48, total market value $1,278,060)	1,253,000	1,253,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,053,000)	4,053,000
	Total Investments – (100.01%) – (Identified cost $142,619,475)		237,460,704
	Liabilities Less Other Assets – (0.01%)		(34,087)
		Net Assets – (100.00%)	$237,426,617

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,421,476 or 2.70% of the Fund's net assets as of March 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (92.42%)
FINANCIALS – (89.35%)
Banks – (23.34%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	47,380	$2,126,414
DBS Group Holdings Ltd. (Singapore)	90,251	1,906,313
DNB ASA (Norway)	75,680	1,490,686
ICICI Bank Ltd., ADR (India)	33,891	299,935
JPMorgan Chase & Co.	33,100	3,640,007
PNC Financial Services Group, Inc.	11,960	1,808,830
U.S. Bancorp	63,770	3,220,385
Wells Fargo & Co.	62,470	3,274,053
		17,766,623
Diversified Financials – (43.17%)
Capital Markets – (21.27%)
Bank of New York Mellon Corp.	64,770	3,337,598
Blackstone Group L.P.	21,800	696,510
Brookfield Asset Management Inc., Class A (Canada)	28,360	1,106,040
Charles Schwab Corp.	31,940	1,667,907
Goldman Sachs Group, Inc.	10,190	2,566,453
Julius Baer Group Ltd. (Switzerland)	25,304	1,557,245
KKR & Co. L.P.	94,150	1,911,245
Oaktree Capital Group LLC, Class A	36,010	1,425,996
State Street Corp.	19,230	1,917,808
		16,186,802
Consumer Finance – (11.37%)
American Express Co.	43,440	4,052,083
Capital One Financial Corp.	48,040	4,603,193
		8,655,276
Diversified Financial Services – (10.53%)
Berkshire Hathaway Inc., Class A *	16	4,785,600
Visa Inc., Class A	26,950	3,223,759
		8,009,359
		32,851,437
Insurance – (22.84%)
Insurance Brokers – (1.44%)
Marsh & McLennan Cos, Inc.	13,310	1,099,273
Multi-line Insurance – (4.99%)
American International Group, Inc.	13,850	753,717
Loews Corp.	61,150	3,040,989
		3,794,706
Property & Casualty Insurance – (8.30%)
Chubb Ltd.	17,296	2,365,574
Markel Corp. *	3,375	3,949,594
Trisura Group Ltd. (Canada)*	192	3,849
		6,319,017
Reinsurance – (8.11%)
Alleghany Corp.	3,590	2,205,839
Everest Re Group, Ltd.	9,040	2,321,653

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2018 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	16,090	$1,642,253
			6,169,745
			17,382,741
		Total Financials	68,000,801
INDUSTRIALS – (0.04%)
Capital Goods – (0.04%)
	Brookfield Business Partners L.P. (Canada)	888	31,977
		Total Industrials	31,977
INFORMATION TECHNOLOGY – (3.03%)
Software & Services – (3.03%)
	Alphabet Inc., Class A *	740	767,484
	Alphabet Inc., Class C *	1,135	1,171,082
	Cielo S.A. (Brazil)	59,111	370,445
		Total Information Technology	2,309,011
	TOTAL COMMON STOCK – (Identified cost $38,605,920)		70,341,789
SHORT-TERM INVESTMENTS – (7.60%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $1,489,265 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $1,518,780)	$1,489,000	1,489,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $420,084 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $428,400)	420,000	420,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $2,085,422 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 02/01/30-03/01/48, total market value $2,126,700)	2,085,000	2,085,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $1,787,355 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.846%-5.50%, 04/25/18-04/01/48, total market value $1,822,740)	1,787,000	1,787,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,781,000)		5,781,000
	Total Investments – (100.02%) – (Identified cost $44,386,920)		76,122,789
	Liabilities Less Other Assets – (0.02%)		(14,240)
	Net Assets – (100.00%)		$76,108,549

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (97.39%)
REAL ESTATE – (97.39%)
Equity Real Estate Investment Trusts (REITs) – (97.39%)
Diversified REITs – (2.87%)
Forest City Realty Trust Inc., Class A	19,340	$391,828
Health Care REITs – (3.67%)
Ventas, Inc.	3,840	190,195
Welltower Inc.	5,700	310,251
		500,446
Hotel & Resort REITs – (3.19%)
Host Hotels & Resorts Inc.	14,850	276,804
LaSalle Hotel Properties	5,460	158,394
		435,198
Industrial REITs – (14.47%)
DCT Industrial Trust Inc.	5,270	296,912
EastGroup Properties, Inc.	2,760	228,142
First Industrial Realty Trust, Inc.	10,580	309,253
Prologis, Inc.	8,160	513,998
Rexford Industrial Realty, Inc.	11,220	323,024
Terreno Realty Corp.	8,770	302,653
		1,973,982
Office REITs – (16.67%)
Alexandria Real Estate Equities, Inc.	2,780	347,194
Boston Properties, Inc.	3,220	396,769
Brandywine Realty Trust	13,430	213,268
Cousins Properties, Inc.	34,250	297,290
Great Portland Estates PLC (United Kingdom)	13,193	123,119
Hudson Pacific Properties Inc.	8,480	275,854
JBG SMITH Properties	4,805	161,977
SL Green Realty Corp.	2,920	282,744
Vornado Realty Trust	2,610	175,653
		2,273,868
Residential REITs – (15.49%)
American Campus Communities, Inc.	8,080	312,050
American Homes 4 Rent, Class A	3,540	71,083
AvalonBay Communities, Inc.	3,320	546,007
Camden Property Trust	3,730	313,991
Education Realty Trust, Inc.	4,390	143,773
Equity Residential	5,130	316,111
Essex Property Trust, Inc.	1,390	334,545
Invitation Homes Inc.	3,300	75,339
		2,112,899
Retail REITs – (19.57%)
Acadia Realty Trust	12,800	314,880
Brixmor Property Group, Inc.	12,750	194,438
Federal Realty Investment Trust	2,350	272,858
GGP Inc.	10,250	209,715
Kimco Realty Corp.	13,090	188,496
Regency Centers Corp.	5,040	297,259
Retail Opportunity Investments Corp.	16,940	299,330

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Simon Property Group, Inc.	5,780	$892,143
		2,669,119
Specialized REITs – (21.46%)
CatchMark Timber Trust Inc., Class A	15,054	187,723
CoreSite Realty Corp.	980	98,255
Crown Castle International Corp.	2,260	247,719
CubeSmart	10,400	293,280
CyrusOne Inc.	1,330	68,109
Digital Realty Trust, Inc.	2,990	315,086
Equinix, Inc.	1,140	476,680
Extra Space Storage Inc.	3,900	340,704
Life Storage, Inc.	3,670	306,518
Public Storage	2,160	432,843
Weyerhaeuser Co.	4,560	159,600
		2,926,517
	Total Real Estate	13,283,857
TOTAL COMMON STOCK – (Identified cost $12,592,589)		13,283,857
PREFERRED STOCK – (0.26%)
REAL ESTATE – (0.26%)
Equity Real Estate Investment Trusts (REITs) – (0.26%)
Retail REITs – (0.26%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,496	25,701
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	620	9,858
	Total Real Estate	35,559
TOTAL PREFERRED STOCK – (Identified cost $50,172)		35,559
SHORT-TERM INVESTMENTS – (1.96%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $69,012 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $70,380)	$69,000	69,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $19,004 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $19,380)	19,000	19,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $97,020 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.19%-6.00%, 09/01/23-02/01/48, total market value $98,940)	97,000	97,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $83,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 01/01/28-04/01/48, total market value $84,660)	83,000	83,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $268,000)		268,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2018 (Unaudited)

Total Investments – (99.61%) – (Identified cost $12,910,761)	$13,587,416
Other Assets Less Liabilities – (0.39%)	52,812
Net Assets – (100.00%)	$13,640,228

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$33,798,369	$–	$–
Energy	18,508,225	–	–
Financials	75,083,494	61,404,304	–
Health Care	8,113,690	–	–
Industrials	21,217,170	31,977	–
Information Technology	43,772,500	2,309,011	–
Materials	3,040,737	–	–
Real Estate	–	–	13,196,297
Total Level 1	203,534,185	63,745,292	13,196,297
Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	5,652,062	–	–
Financials	–	6,596,497	–
Industrials	10,557,297	–	–
Materials	7,242,685	–	–
Real Estate	–	–	123,119
Short-term securities	4,053,000	5,781,000	268,000
Total Level 2	27,505,044	12,377,497	391,119
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	6,421,475	–	–
Total Level 3	6,421,475	–	–
Total Investments	$237,460,704	$76,122,789	$13,587,416
Level 1 to Level 2 Transfers**:
Consumer Discretionary	$5,652,062	$–	$–
Financials	–	5,105,811	–
Industrials	10,557,297	–	–
Materials	7,242,685	–	–
Real Estate	–	–	123,119
Total	$23,452,044	$5,105,811	$123,119

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2018.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2018. The net decrease in unrealized appreciation during the period on Level 3 securities still held at March 31, 2018 for Davis Value Portfolio was $(145,913). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

	Beginning Balance	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$6,567,388	$–	$(145,913)	$–	$–	$6,421,475
Total Level 3	$6,567,388	$–	$(145,913)	$–	$–	$6,421,475

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	March 31, 2018	Technique	Input	Range	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$6,421,475	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase
Total Level 3	$6,421,475

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At March 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Unrealized appreciation	$98,743,367	$31,829,669	$1,374,124
Unrealized depreciation	(5,447,021)	(135,124)	(729,126)
Net unrealized appreciation	$93,296,346	$31,694,545	$644,998

Aggregate cost	$144,164,358	$44,428,244	$12,942,418

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: May 23, 2018